Accrued Expenses and Other Payables (Tables)	6 Months Ended
Jun. 30, 2020
Payables and Accruals [Abstract]
Schedule of VAT and other taxes payables, and other accrued liabilities
	June 30, 2020	December 31, 2019
Wage payable	$45,963	$53,469
VAT and other taxes payables	44,513	52,703
Other accrued liabilities	70,863	11,563
Total accrued expenses and other payables	$161,339	$117,735